SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expense Recognized in Financial Statements

The share based compensation expense that was recognized for services received from employees and Board of Directors members is presented in the following table:

	For the Year Ended December 31
	2019	2018	2017
	U.S. Dollar in thousands
Cost of revenues	$364	$401	$179
Research and development	254	224	138
Selling and marketing	63	51	48
General and administrative	482	272	118
Total share-based compensation	$1,163	$948	$483

Schedule of Change of Awards

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2019		2018		2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	2,445,597	29.99	2,572,372	32.47	2,487,236	35.20
Granted	443,800	20.64	617,825	19.02	458,950	21.10
Exercised	(67,470)	32.30	(53,584)	15.77	(10,659)	18.19
Forfeited	(485,373)	16.98	(691,016)	30.51	(363,155)	35.70

Outstanding at end of year	2,336,554	27.87	2,445,597	29.99	2,572,372	32.47
Exercisable at end of year	1,412,023	33.17	1,406,048	38.02	1,755,253	38.69
The weighted average remaining contractual life for the share options		3.39		3.63		3.22

Schedule of Number of RSs and Modification in Employee RSs
	Number of RSs
	2019	2018	2017

Outstanding at beginning of year	139,706	76,512	27,333
Granted	69,725	96,308	58,835
End of restriction period	(18,643)	(23,572)	(7,656)
Forfeited	(44,892)	(9,542)	(2,000)

Outstanding at end of year	145,896	139,706	76,512
The weighted average remaining contractual life for the restricted share	2.78	3.21	3.54

Schedule of Inputs to Binomial Model Used for Fair Value Measurement

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan:

	2019	2018	2017
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	23-41	25-39	37-45
Risk-free interest rate (%)	0.3 – 1.7	0.2-0.2.0	0.1-1.83
Contractual term of up to (years)	6.5	6.5	6.5
Exercise multiple	2	2	2
Weighted average share prices (NIS)	19.17-19.65	18.49-21.17	16.05-16.44
Expected average forfeiture rate (%)	2-6	1-5	1-5